American Century Investment Services, Inc.

Statement of Financial Condition
December 31, 2023

Assets
Cash and cash equivalents	$134,688,276
Deferred income taxes, net	14,457,313
Affiliate receivable	6,858,443
Prepaid expenses	4,040,707
Deferred sales commission	240,791
Deposit with clearing broker	100,000
Accounts receivable	95,231
Property and equipment, net	60,274

Total assets	$160,541,035

Liabilities and stockholder’s equity
Liabilities
Accounts payable and accrued expenses	$49,089,856
Accrued compensation and benefits	48,643,487
Accrued underwriting and distribution fees	10,210,476
Affiliate income taxes payable	5,840,225
Income taxes payable, net	1,036,776

Total liabilities	114,820,820

Stockholder’s equity
Common stock, $1 par value - 30,000 shares authorized, 11,900 shares issued and outstanding	11,900
Additional paid-in capital	1,584,884
Retained earnings	44,123,431

Total stockholder's equity	45,720,215

Total liabilities and stockholder's equity	$160,541,035

See notes to financial statements.
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